Equity Capital Structure and Equity Incentive Plan (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended	6 Months Ended
	Jun. 20, 2024	May 11, 2023	Oct. 31, 2015	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Aug. 23, 2021
Common stock, shares authorized				450,000,000		450,000,000
Preferred stock, shares authorized				50,000,000		50,000,000
Shares redemption, value				$ (2,500)
Common stock shares issued				10,458,767		10,542,547
Common stock shares outstanding				10,458,767		10,542,547
Preferred stock shares conversion price				$ 5.60
Preferred stock, par value				$ 0.001		$ 0.001
Warrants outstanding				1,591,062	1,591,062	1,591,062
Warrant exercise price per shares				$ 5.60	$ 5.60	$ 5.60		$ 8.75
Number of non-tradable warrant to purchase shares of common stock								107,143
Offering price of shares percent								125.00%
Mr. Valentis [Member]
Non controling ownership percentage				54.80%
Restricted Stock [Member]
Unrecognized cost related to restricted share awards				$ 12
Unrecognized compensation cost, over weighted-average period				6 months
Employee Stock [Member]
Compensation cost in general and administrative expenses		$ 17
Equity Incentive Plan [Member]
Awards granted expiration term			10 years
Description of terms of awards			Under the terms of the EIP, the Company’s Board is able to grant, (a) non-qualified stock options, (b) stock appreciation rights, (c) restricted stock, (d) restricted stock units, (e) unrestricted stock grants, (f) other equity-based or equity-related awards and (g) dividend equivalents. No award may be granted under the EIP after the tenth anniversary of the date the EIP was adopted by our Board.
Common Stock [Member]
Shares redemption, value
Shares redemption	446,429
Shares conversion	1,355,496
Warrants outstanding				3,460
Warrant exercise price per shares				$ 5.60
Second type - Warrant for the purchase of an aggregate common stock warrants				3,460
Preferred shares outstanding				10,458,767	10,794,812	10,542,547	10,614,319
Series A Convertible Preferred Shares [Member]
Preferred stock, shares outstanding				303,631		403,631
Preferred stock, shares issued				303,631		403,631
Series A Convertible Preferred Stock [Member]
Second type - Warrant for the purchase of an aggregate Series A Convertible Preferred Shares				4,683
Number of shares				0
Underwriters Warrants [Member]
Warrants outstanding				3,460
First type - Warrant for the purchase of an aggregate Series A Convertible Preferred Shares				4,683
Second type - Warrant for the purchase of an aggregate common stock warrants				3,460
Series A Convertible Preferred Shares [Member]
Preferred stock, shares authorized				1,000,000		1,000,000
Preferred stock, shares outstanding	303,631			303,631		403,631
Preferred stock, shares issued				303,631		403,631
Preferred stock shares conversion price				$ 5.60	$ 5.60
Warrants outstanding				1,591,062
Warrant exercise price per shares				$ 24.97	$ 24.97
First type - Warrant for the purchase of an aggregate Series A Convertible Preferred Shares				4,683
Number of shares				303,631	403,831
Preferred shares outstanding				303,631
Series A Convertible Preferred Stock [Member] | Preferred Stock [Member]
Shares redemption, value	$ 2,500
Shares redemption	100,000			(100,000)
Shares redemption, cancelled	100,000
Preferred shares outstanding				303,631	403,831	403,631	449,473
Series A Convertible Preferred Shares and Detachable Warrants [Member]
Preferred stock, shares issued				5,729,730
Warrant exercise price per shares				$ 24.97
Second type - Warrant for the purchase of an aggregate Series A Convertible Preferred Shares				4,683
Cash dividend per share				$ 0.1615
Dividend payable				$ 391
Restricted Common Shares [Member] | Employee Stock [Member]
Shares issued to employees		55,000